Document and Entity Information	Jun. 16, 2021
Document Information Line Items
Document Type	8-K
Document Period End Date	Jun. 16, 2021
Entity Registrant Name	23andMe Holding Co.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39587
Entity Tax Identification Number	87-1240344
Entity Address, Address Line One	223 N. Mathilda Avenue
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94086
City Area Code	650
Local Phone Number	938-6300
Entity Information, Former Legal or Registered Name	VG Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001804591
Former Address [Member]
Document Information Line Items
Entity Address, Address Line One	65 Bleecker Street
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10012
Class A common stock
Document Information Line Items
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	ME
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information Line Items
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A Common Stock
Trading Symbol	MEUSW
Security Exchange Name	NASDAQ